Long-Term Debt - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2012	Nov. 30, 2012
Debt Instrument [Line Items]
Prepayment penalty on long-term debt	$ 0	$ 0	$ 5,554
Gains (Losses) on Restructuring of Debt			5,600	$ 3,200
Amortization of prepayment penalty on long-term debt	0	$ 5,719	6,176
Prepayment Penalty, Future Amortization Expense [Abstract]
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 0
FHLB Debt Prepaid			$ 50,000
FHLB Debt Prepaid Weighted Avg Rate			3150.00%
FHLB Debt Amount Restructured				$ 50,000
Broker Repurchase Agreements
Debt Instrument [Line Items]
Debt repurchased during period						$ 300,000
Debt repurchased during period, rate						1.75%
Prepayment penalty on long-term debt					$ 25,000
Effective interest rate percentage	3.55%
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Debt Instrument [Line Items]
Debt repurchased during period, rate				1.25%
Effective interest rate percentage	3.52%